UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08245
                                                    ----------

                           Phoenix Equity Series Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,             John H. Beers, Esq.
  Counsel and Secretary for Registrant         Vice President and Secretary
     Phoenix Life Insurance Company             Phoenix Life Insurance Company
            One American Row                        One American Row
           Hartford, CT 06102                      Hartford, CT 06102
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: August 31
                                               ----------

                   Date of reporting period: November 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX EQUITY SERIES FUND
GLOSSARY
NOVEMBER 30, 2005

REIT (REAL ESTATE INVESTMENT TRUST)

Publicly traded companies that own develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

PHOENIX GROWTH & INCOME FUND

                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                        SHARES          VALUE
                                                      ----------    -------------
DOMESTIC COMMON STOCKS--96.2%

AEROSPACE & DEFENSE--3.2%
Boeing Co. (The)                                          17,700    $   1,206,963
Honeywell International, Inc.                             40,300        1,472,562
Lockheed Martin Corp.                                     28,200        1,708,920
Northrop Grumman Corp.                                    19,300        1,107,241
Raytheon Co.                                              21,300          818,346
United Technologies Corp.                                 62,900        3,386,536
                                                                    -------------
                                                                        9,700,568
                                                                    -------------

AIR FREIGHT & LOGISTICS--0.2%
Pacer International, Inc.                                  8,900          235,227
United Parcel Service, Inc. Class B                        6,100          475,190
                                                                    -------------
                                                                          710,417
                                                                    -------------

APPAREL RETAIL--0.4%
Gap, Inc. (The)                                           66,000        1,147,080

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
VF Corp.                                                  12,200          691,130

APPLICATION SOFTWARE--0.9%
Autodesk, Inc.                                            21,800          909,496
Intuit, Inc.(b)                                           14,100          755,337
Mercury Interactive Corp.(b)                              18,600          517,080
Parametric Technology Corp.(b)                            70,700          413,595
                                                                    -------------
                                                                        2,595,508
                                                                    -------------

ASSET MANAGEMENT & CUSTODY BANKS--1.7%
Bank of New York Co., Inc. (The)                          38,200        1,237,680
Franklin Resources, Inc.                                  12,200        1,133,136
Northern Trust Corp.                                      30,300        1,596,507
State Street Corp.                                        21,400        1,234,566
                                                                    -------------
                                                                        5,201,889
                                                                    -------------

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.                                            72,100          586,173

AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc.(b)                                        8,900          184,408

BIOTECHNOLOGY--0.3%
Applera Corp. - Applied Biosystems Group                  18,900          521,262
Cephalon, Inc.(b)                                          5,500          279,675
                                                                    -------------
                                                                          800,937
                                                                    -------------


                                                        SHARES          VALUE
                                                      ----------    -------------
BROADCASTING & CABLE TV--0.1%
EchoStar Communications Corp. Class A(b)                  12,600    $     325,584

BUILDING PRODUCTS--0.4%
Masco Corp.                                               38,100        1,134,237

COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co.                               30,400        1,039,680

COMMUNICATIONS EQUIPMENT--2.9%
Cisco Systems, Inc.(b)                                   244,300        4,285,022
Harris Corp.                                              12,500          557,250
Motorola, Inc.                                           160,200        3,859,218
                                                                    -------------
                                                                        8,701,490
                                                                    -------------

COMPUTER HARDWARE--3.3%
Apple Computer, Inc.(b)                                    4,300          291,626
Dell, Inc.(b)                                             88,500        2,669,160
Hewlett-Packard Co.                                      105,400        3,127,218
International Business Machines Corp.                     40,200        3,573,780
NCR Corp.(b)                                               9,200          312,340
                                                                    -------------
                                                                        9,974,124
                                                                    -------------

COMPUTER STORAGE & PERIPHERALS--0.3%
Emulex Corp.(b)                                           37,700          751,361

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.5%
PACCAR, Inc.                                              11,500          826,390
Toro Co. (The)                                            15,900          639,021
                                                                    -------------
                                                                        1,465,411
                                                                    -------------

CONSUMER FINANCE--1.3%
American Express Co.                                      46,200        2,375,604
Capital One Financial Corp.                               14,200        1,179,452
MBNA Corp.                                                12,500          334,625
                                                                    -------------
                                                                        3,889,681
                                                                    -------------

DATA PROCESSING & OUTSOURCED SERVICES--1.2%
CheckFree Corp.(b)                                        11,300          529,405
Computer Sciences Corp.(b)                                30,000        1,506,900
Fiserv, Inc.(b)                                           31,800        1,447,218
                                                                    -------------
                                                                        3,483,523
                                                                    -------------

DEPARTMENT STORES--1.9%
Federated Department Stores, Inc.                         31,600        2,035,988
Nordstrom, Inc.                                           51,000        1,880,880

PHOENIX GROWTH & INCOME FUND

                                                        SHARES          VALUE
                                                      ----------    -------------
DEPARTMENT STORES--(CONTINUED)
Penney (J.C.) Co., Inc.                                   36,100    $   1,894,167
                                                                    -------------
                                                                        5,811,035
                                                                    -------------

DIVERSIFIED BANKS--6.3%
Bank of America Corp.                                    213,400        9,792,926
Comerica, Inc.                                            14,700          847,749
U.S. Bancorp                                              33,100        1,002,268
Wachovia Corp.                                           108,200        5,777,880
Wells Fargo & Co.                                         26,000        1,634,100
                                                                    -------------
                                                                       19,054,923
                                                                    -------------

DIVERSIFIED CHEMICALS--1.1%
Dow Chemical Co. (The)                                    30,700        1,389,175
Eastman Chemical Co.                                      30,800        1,704,164
PPG Industries, Inc.                                       3,900          236,847
                                                                    -------------
                                                                        3,330,186
                                                                    -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
Cendant Corp.                                             58,500        1,039,545
Dun & Bradstreet Corp.(b)                                 10,700          695,500
                                                                    -------------
                                                                        1,735,045
                                                                    -------------

DIVERSIFIED METALS & MINING--0.2%
Phelps Dodge Corp.                                         4,300          583,381

ELECTRIC UTILITIES--0.3%
PPL Corp.                                                 27,600          811,440

ELECTRICAL COMPONENTS & EQUIPMENT--0.8%
Emerson Electric Co.                                      33,400        2,525,374

ELECTRONIC MANUFACTURING SERVICES--0.1%
Sanmina-SCI Corp.(b)                                     100,700          416,898

FOOD RETAIL--0.1%
Kroger Co. (The)(b)                                       22,200          432,012

FOOTWEAR--0.5%
NIKE, Inc. Class B                                        17,700        1,509,810

GAS UTILITIES--0.2%
UGI Corp.                                                 26,100          574,200

GENERAL MERCHANDISE STORES--0.1%
Dollar General Corp.                                      19,200          363,072

HEALTH CARE DISTRIBUTORS--0.9%
Cardinal Health, Inc.                                     22,900        1,464,455
McKesson Corp.                                            26,900        1,353,070
                                                                    -------------
                                                                        2,817,525
                                                                    -------------

HEALTH CARE EQUIPMENT--2.2%
Baxter International, Inc.                                36,700        1,427,263


                                                        SHARES          VALUE
                                                      ----------    -------------
HEALTH CARE EQUIPMENT--(CONTINUED)
Becton, Dickinson & Co.                                   37,300    $   2,171,979
Boston Scientific Corp.(b)                                10,400          275,392
Fisher Scientific International, Inc.(b)                  12,100          780,208
Hospira, Inc.(b)                                          11,100          490,065
Kinetic Concepts, Inc.(b)                                  7,600          296,020
PerkinElmer, Inc.                                         51,700        1,179,277
                                                                    -------------
                                                                        6,620,204
                                                                    -------------

HEALTH CARE SERVICES--0.3%
Caremark Rx, Inc.(b)                                      18,000          925,020

HEALTH CARE SUPPLIES--0.5%
Bausch & Lomb, Inc.                                       20,400        1,657,704

HOME IMPROVEMENT RETAIL--1.6%
Home Depot, Inc. (The)                                    71,200        2,974,736
Sherwin-Williams Co. (The)                                40,700        1,784,288
                                                                    -------------
                                                                        4,759,024
                                                                    -------------

HOUSEHOLD APPLIANCES--0.7%
Black & Decker Corp. (The)                                22,800        2,002,068

HOUSEHOLD PRODUCTS--0.9%
Kimberly-Clark Corp.                                      44,200        2,606,916

HOUSEWARES & SPECIALTIES--0.4%
Newell Rubbermaid, Inc.                                   54,700        1,261,929

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
Constellation Energy Group, Inc.                          37,300        1,976,527

INDUSTRIAL CONGLOMERATES--1.3%
3M Co.                                                     6,700          525,816
General Electric Co.                                      77,000        2,750,440
Textron, Inc.                                              9,200          725,880
                                                                    -------------
                                                                        4,002,136
                                                                    -------------

INDUSTRIAL MACHINERY--1.9%
Danaher Corp.                                             22,800        1,265,400
Dover Corp.                                                8,700          351,915
Eaton Corp.                                               32,000        2,039,040
Illinois Tool Works, Inc.                                 17,600        1,553,552
Parker-Hannifin Corp.                                      9,100          622,531
                                                                    -------------
                                                                        5,832,438
                                                                    -------------

INSURANCE BROKERS--0.2%
AON Corp.                                                 16,100          586,201

INTEGRATED OIL & GAS--7.7%
Chevron Corp.                                             76,900        4,407,139
ConocoPhillips                                            33,500        2,027,085
Exxon Mobil Corp.                                        210,700       12,226,921

PHOENIX GROWTH & INCOME FUND

                                                        SHARES          VALUE
                                                      ----------    -------------
INTEGRATED OIL & GAS--(CONTINUED)
Occidental Petroleum Corp.                                59,400    $   4,710,420
                                                                    -------------
                                                                       23,371,565
                                                                    -------------

INTEGRATED TELECOMMUNICATION SERVICES--3.8%
AT&T, Inc.                                               170,624        4,250,245
BellSouth Corp.                                           62,000        1,690,120
Citizens Communications Co.                              111,100        1,449,855
Qwest Communications International, Inc.(b)               53,800          281,912
Verizon Communications, Inc.                             123,500        3,949,530
                                                                    -------------
                                                                       11,621,662
                                                                    -------------

INTERNET RETAIL--0.2%
IAC/InterActiveCorp(b)                                    23,500          648,835

INTERNET SOFTWARE & SERVICES--0.2%
VeriSign, Inc.(b)                                         20,500          455,715

INVESTMENT BANKING & BROKERAGE--1.6%
Merrill Lynch & Co., Inc.                                 55,900        3,712,878
Morgan Stanley                                            22,600        1,266,278
                                                                    -------------
                                                                        4,979,156
                                                                    -------------

LIFE & HEALTH INSURANCE--3.5%
AFLAC, Inc.                                               19,900          955,200
Lincoln National Corp.                                    36,800        1,912,864
MetLife, Inc.                                             79,700        4,099,768
Principal Financial Group, Inc. (The)                     23,800        1,205,946
Protective Life Corp.                                      3,900          172,302
Prudential Financial, Inc.                                24,400        1,888,560
StanCorp Financial Group, Inc.                             2,200          226,688
                                                                    -------------
                                                                       10,461,328
                                                                    -------------

MANAGED HEALTH CARE--2.4%
Aetna, Inc.                                               21,900        2,025,531
CIGNA Corp.                                               10,000        1,125,200
UnitedHealth Group, Inc.                                  34,500        2,065,170
WellPoint, Inc.(b)                                        28,400        2,181,972
                                                                    -------------
                                                                        7,397,873
                                                                    -------------

METAL & GLASS CONTAINERS--0.3%
Crown Holdings, Inc.(b)                                   37,400          693,396
Silgan Holdings, Inc.                                      7,200          254,088
                                                                    -------------
                                                                          947,484
                                                                    -------------

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                                      5,500          296,230

MOVIES & ENTERTAINMENT--2.7%
Time Warner, Inc.                                        300,600        5,404,788
Viacom, Inc. Class B                                      59,800        1,997,320


                                                        SHARES          VALUE
                                                      ----------    -------------
MOVIES & ENTERTAINMENT--(CONTINUED)
Walt Disney Co. (The)                                     36,300    $     904,959
                                                                    -------------
                                                                        8,307,067
                                                                    -------------

MULTI-LINE INSURANCE--1.1%
American International Group, Inc.                        42,300        2,840,022
Hartford Financial Services Group, Inc. (The)              3,600          314,532
Unitrin, Inc.                                              3,700          175,380
                                                                    -------------
                                                                        3,329,934
                                                                    -------------

OIL & GAS DRILLING--0.4%
Pride International, Inc.(b)                              41,300        1,230,327

OIL & GAS EXPLORATION & PRODUCTION--0.4%
Burlington Resources, Inc.                                15,200        1,098,200

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.4%
Sunoco, Inc.                                               3,600          277,920
Valero Energy Corp.                                        8,700          836,940
                                                                    -------------
                                                                        1,114,860
                                                                    -------------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.6%
Citigroup, Inc.                                          100,100        4,859,855
JPMorgan Chase & Co.                                     158,800        6,074,100
                                                                    -------------
                                                                       10,933,955
                                                                    -------------

PACKAGED FOODS & MEATS--2.1%
General Mills, Inc.                                       28,900        1,373,617
Kellogg Co.                                              100,200        4,415,814
Pilgrim's Pride Corp.                                     19,800          633,600
                                                                    -------------
                                                                        6,423,031
                                                                    -------------

PHARMACEUTICALS--7.1%
Abbott Laboratories                                       58,000        2,187,180
Alpharma, Inc. Class A                                    17,900          472,918
Barr Pharmaceuticals, Inc.(b)                             12,900          739,815
Johnson & Johnson                                        128,400        7,928,700
King Pharmaceuticals, Inc.(b)                             34,200          537,966
Medicis Pharmaceutical Corp. Class A                      20,500          654,155
Merck & Co., Inc.                                         61,300        1,802,220
Pfizer, Inc.                                             277,500        5,883,000
Watson Pharmaceuticals, Inc.(b)                            8,500          283,560
Wyeth                                                     23,300          968,348
                                                                    -------------
                                                                       21,457,862
                                                                    -------------

PROPERTY & CASUALTY INSURANCE--3.1%
Allstate Corp. (The)                                      76,100        4,269,210
Cincinnati Financial Corp.                                 5,500          244,915
Mercury General Corp.                                      7,400          438,820
Progressive Corp. (The)                                   10,300        1,266,797

PHOENIX GROWTH & INCOME FUND

                                                        SHARES          VALUE
                                                      ----------    -------------
PROPERTY & CASUALTY INSURANCE--(CONTINUED)
St. Paul Travelers Cos., Inc. (The)                       66,300    $   3,084,939
                                                                    -------------
                                                                        9,304,681
                                                                    -------------

RAILROADS--0.4%
Burlington Northern Santa Fe Corp.                         5,900          390,462
Norfolk Southern Corp.                                    16,700          738,808
                                                                    -------------
                                                                        1,129,270
                                                                    -------------

REGIONAL BANKS--0.9%
Bank of Hawaii Corp.                                      12,600          650,286
KeyCorp                                                   29,500          978,220
National City Corp.                                        8,400          284,844
SunTrust Banks, Inc.                                       5,200          378,248
Synovus Financial Corp.                                   14,800          416,620
                                                                    -------------
                                                                        2,708,218
                                                                    -------------

REITS--1.0%
American Home Mortgage Investment Corp.                   14,000          415,660
Boston Properties, Inc.                                    8,400          631,764
Highwoods Properties, Inc.                                30,100          867,783
New Century Financial Corp.                               22,300          806,591
New Plan Excel Realty Trust                                9,000          214,920
                                                                    -------------
                                                                        2,936,718
                                                                    -------------

RESTAURANTS--1.4%
McDonald's Corp.                                          86,300        2,921,255
Yum! Brands, Inc.                                         27,600        1,346,604
                                                                    -------------
                                                                        4,267,859
                                                                    -------------

SEMICONDUCTORS--3.2%
Freescale Semiconductor, Inc. Class B(b)                  24,400          629,520
Intel Corp.                                              242,800        6,477,904
ON Semiconductor Corp.(b)                                 67,600          392,080
Texas Instruments, Inc.                                   71,000        2,306,080
                                                                    -------------
                                                                        9,805,584
                                                                    -------------

SOFT DRINKS--0.8%
Coca-Cola Co. (The)                                       36,100        1,541,109
Pepsi Bottling Group, Inc. (The)                          12,500          368,750
PepsiAmericas, Inc.                                       18,300          418,338
                                                                    -------------
                                                                        2,328,197
                                                                    -------------

SPECIALIZED CONSUMER SERVICES--0.3%
Block (H&R), Inc.                                         38,200          933,608

SPECIALTY CHEMICALS--0.1%
Rohm and Haas Co.                                          9,500          416,100

SPECIALTY STORES--0.1%
Staples, Inc.                                              9,100          210,210


                                                        SHARES          VALUE
                                                      ----------    -------------
SYSTEMS SOFTWARE--3.9%
BMC Software, Inc.(b)                                     20,900    $     428,241
Microsoft Corp.                                          304,900        8,448,779
Oracle Corp.(b)                                          208,800        2,624,616
Symantec Corp.(b)                                         14,100          249,147
                                                                    -------------
                                                                       11,750,783
                                                                    -------------

TECHNOLOGY DISTRIBUTORS--0.3%
Arrow Electronics, Inc.(b)                                16,200          502,200
Tech Data Corp.(b)                                        10,600          416,686
                                                                    -------------
                                                                          918,886
                                                                    -------------

THRIFTS & MORTGAGE FINANCE--0.0%
Washington Mutual, Inc.                                        1               41

TOBACCO--0.6%
Reynolds American, Inc.                                   21,500        1,913,930

TRUCKING--0.3%
CNF, Inc.                                                 13,300          758,100

WIRELESS TELECOMMUNICATION SERVICES--0.9%
Sprint Nextel Corp.                                       97,800        2,448,912
Syniverse Holdings, Inc.(b)                               15,200          293,968
                                                                    -------------
                                                                        2,742,880
                                                                    -------------
----------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(Identified Cost $230,832,375)                                        290,778,418
----------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--2.7%

DIVERSIFIED METALS & MINING--0.4%
Freeport-McMoRan Copper & Gold, Inc.
   Class B (Indonesia)                                    22,900        1,193,319

INDUSTRIAL CONGLOMERATES--0.8%
Tyco International Ltd. (United States)                   85,400        2,435,608

INDUSTRIAL MACHINERY--1.3%
Ingersoll-Rand Co. Ltd. Class A (United States)           98,000        3,883,740

OIL & GAS DRILLING--0.1%
Nabors Industries Ltd. (United States)(b)                  6,100          427,061

PROPERTY & CASUALTY INSURANCE--0.1%
XL Capital Ltd. Class A (United States)                    5,400          358,452
----------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(Identified Cost $5,915,183)                                            8,298,180
----------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(Identified Cost $236,747,558)                                        299,076,598
----------------------------------------------------------------------------------

PHOENIX GROWTH & INCOME FUND

                                                      PAR VALUE
                                                        (000)           VALUE
                                                      ----------    -------------
SHORT-TERM INVESTMENTS--1.2%

COMMERCIAL PAPER(d)--1.2%
UBS Finance Delaware LLC 4.02%, 12/1/05               $    3,785    $   3,785,000
---------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,785,000)                                            3,785,000
---------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(Identified Cost $240,532,558)                                        302,861,598(a)

Other assets and liabilities, net--(0.1)%                                (452,206)
                                                                    -------------
NET ASSETS--100.0%                                                  $ 302,409,392
                                                                    =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $67,538,706 and gross depreciation of $7,129,858 for federal income tax purposes. At November 30, 2005, the aggregate cost of securities for federal income tax purposes was $242,452,750.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1C "Foreign Security Country Determination" in the Notes to Schedule of Investments.

(d)   The rate shown is the discount rate.

PHOENIX EQUITY SERIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2005 (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of significant accounting policies consistently followed by the Equity Series Fund in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

D. REIT INVESTMENTS:

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.


                                       1


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Equity Series Fund
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     January 30, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     January 30, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date     January 30, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.